Schedule of Condensed Statements of Loss and Comprehensive Loss (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (1,037,506)	£ (820,771)	£ (943,827)
Loss before income tax expense	(1,398,652)	(1,106,493)	(2,107,543)
Income tax expense	(3,175)	(2,512)	(176,923)
Net loss	(1,401,827)	(1,109,005)	(2,284,466)
Total comprehensive loss	(1,519,430)	(1,202,041)	(2,025,763)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(59,062)	(46,726)	(16,096)
Loss before income tax expense	(59,062)	(46,726)	(16,096)
Income tax expense
Net loss	(59,062)	(46,726)	(16,096)
Foreign currency translation	(121)	(96)	828
Total comprehensive loss	$ (59,183)	£ (46,822)	£ (15,268)